UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -------------

Check here if Amendment [  ];              Amendment Number:
                                                            ---
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gandhara Advisors Europe LLP
Address:   6th Floor
           65 Curzon Street
           London W1J 8PE
           England

Form 13F File Number: 28-11840

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Davide Erro
Title:     Director

Phone:     0-11-44-207-491-6100

Signature, Place, and Date of Signing:


/s/ Davide Erro                   London, England           July 18, 2006
-----------------------------     ---------------           ----------------
[Signature]                        [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $968440 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
Form 13F File Number 28-11841
Name:  Gandhara Advisors Asia Limited
       ------------------------------

No. 2
Form 13F File Number 28-11842
Name:  Davide Erro
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



                                    Form 13F Information Table



-------------------------- ---------- ------------ ----------- --------------------------- -------------- ---------- ---------------
        Column 1           Column 2    Column 3     Column 4            Column 5             Column 6     Column 7    Column 8
-------------------------- ---------- ------------ ----------- ---------- ------- -------- -------------- ---------- ---------------
     Name of Issuer         Title of     CUSIP       Value     Shrs /     SH /    Put/   Investment   Other      Voting Authority
                             Class                  (x$1000)   Prn Amt    PRN     Call   Discretion  Managers
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ --------   --------------------
                                                                                                               Sole    Shared  None
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- -------- --------- -----   -----
  Cheniere Energy Inc.        COM      16411R208     96917      2485039     SH            DEFINED    1,2      2485039
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- -------- --------- -----   -----
 Petroleo Brasileiro SA    Sponsored   71654V408     110593     1238309     SH            DEFINED    1,2      1238309
          PETRO               ADR
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- -------- --------- -----   -----
 Petroleo Brasiliero SA    Sponsored   71654V101     67489      845303      SH            DEFINED    1,2      845303
          PETRO               ADR
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- -------- --------- -----   -----
B & H Ocean Carriers Ltd.     COM      055090104     18057      1003168     SH            DEFINED    1,2      1003168
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- -------- --------- -----   -----
   Seagate Technology         SHS      G7945J104     242178    10696910     SH            DEFINED    1,2     10696910

-------------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- -------- --------- -----   -----

 Companhia Energetica de   SP ADR      204409601     113076     2653733     SH            DEFINED    1,2      2653733
      Minas Gerais          N-V PFD
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- -------- --------- -----   -----
    NYSE Group, Inc.          COM      62949W103     272147     3974113     SH            DEFINED    1,2      3974113
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- -------- --------- -----   -----
  Atwood Oceanics Inc.        COM      050095108     47983      967395      SH            DEFINED    1,2      967395
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- -------- --------- -----   -----


REPORT SUMMARY       8 DATA RECORDS                  968440            2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED